Consolidated Condensed Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 194,942	$ 5,098	$ 31,715
Restricted cash	2,730	5,475	5,475
Accounts receivable, net of allowance	4,909	2,903	4,328
Prepaid expenses and other current assets	5,481	965	2,126
Contract assets	2,313	3,796
Current assets held for sale			22,219
Total current assets	210,375	18,237	65,863
Property and equipment - net	21,703	20,852	10,968
Goodwill	9,393	9,393	9,393
Investment in equity method investees	4,070	3,277	4,231
Intangible assets - net	2,817	3,831	5,182
Satellite procurement work in process	73,758	62,664	67,030
Other assets	1,556	1,661	697
Total assets	323,672	119,915	163,364
Current liabilities:
Accounts payable and accrued liabilities	10,240	7,966	8,193
Amounts payable to equity method investees	0	8,762	11,460
Contract liabilities - current	14,453	14,537	7,952
Debt - current portion	0	16,739	41,198
Other current liabilities	2,701	7,439	281
Current liabilities held for sale			31,216
Total current liabilities	27,394	55,443	100,300
Liability for estimated contract losses	7,637	6,252
Long-term contract liabilities	683	2,559
Derivative liabilities	51,973	0
Long-term debt - net of current portion	78,022	84,869	78,815
Other liabilities	5,166	3,605	2,544
Total liabilities	170,875	152,728	181,659
Commitments and contingencies
Stockholders' equity:
Preferred stock, $0.0001 par value; 100,000 shares authorized; none issued and outstanding.	0	0	0
Common Stock	11	3	3
Additional paid-in capital	629,090	191,168	185,501
Accumulated deficit	(476,304)	(223,984)	(203,799)
Total stockholders' equity/(deficit)	152,797	(32,813)	(18,295)
Total liabilities and stockholders' equity	$ 323,672	$ 119,915	$ 163,364